Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plans
14.	Employee Benefit Plans
The Company sponsors the Third Amended and Restated WW Savings Plan (the “Savings Plan”) for salaried and certain hourly U.S. employees of the Company. The Savings Plan is a defined contribution plan that provides for employer matching contributions of 50% of the employee’s tax deferred contributions up to 6% of an employee’s eligible compensation for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021. Effective as of May 30, 2020, the Company temporarily suspended employer matching contributions through December 31, 2020. Expense related to these contributions for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 was $2,564, $3,136 and $1,655, respectively.
During fiscal 2014, the Company received a favorable determination letter from the IRS that qualifies the Savings Plan under Section 401(a) of the Internal Revenue Code.
Pursuant to the Savings Plan, the Company also makes profit sharing contributions for all full-time salaried U.S. employees who are eligible to participate in the Savings Plan (except for certain personnel above a determined compensation level). The profit sharing contribution is a guaranteed monthly employer contribution on behalf of each participant based on the participant’s age and a percentage of the participant’s eligible compensation. The Savings Plan also has a discretionary supplemental profit sharing employer contribution component that is determined annually by the Compensation Committee. Effective as of March 6, 2022, the Company suspended profit sharing contributions. Effective as of May 30, 2020, the Company temporarily suspended profit sharing contributions through December 31, 2020. Expense related to these contributions for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 was $179, $1,342 and $914, respectively.
For certain U.S. personnel above a determined compensation level, the Company sponsors the Second Amended and Restated Weight Watchers Executive Profit Sharing Plan (“EPSP”). Under the IRS definition, the EPSP is considered a Nonqualified Deferred Compensation Plan. There is a promise of payment by the Company made on the employees’ behalf instead of an individual account with a cash balance. The EPSP provides for a guaranteed employer contribution on behalf of each participant based on the participant’s age and a percentage of the participant’s eligible compensation. The EPSP has a discretionary supplemental employer contribution component that is determined annually by the Compensation Committee.
The E
P
SP is valued at the end of each fiscal month, based on an annualized interest rate of prime plus 2%, with an annualized cap of 15%. Effective as of March 6, 2022, although the Company suspended EPSP contributions, EPSP balances continue to accrue interest. Effective as of May 30, 2020, although the Company temporarily suspended EPSP contributions through December 31, 2020, EPSP balances continued to accrue interest. Expense related to this commitment for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 was $929, $3,975 and $1,761, respectively.